Assets and Liabilities Held for Sale and Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net effect of currency exchange rate on cash and cash equivalents	$ (704)	$ 1,431
Discontinued Operations | Bioseparations Activities
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash flows from investing activities		388
Cash generated during the period		388
Discontinued Operations | Plasma-derived Therapeutic Activities
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash flows used in operating activities	4,734	5,265
Cash flows used in financing activities	(3,469)	(3,192)
Cash flows from investing activities	20,250	(222)
Net effect of currency exchange rate on cash and cash equivalents	(31)	89
Cash flows generated during the period	21,484	1,940
Total cash flows generated from discontinued operations	$ 21,484	$ 2,328